SHARE CAPITAL - Disclosure of performance share units plan (Details) - shares		12 Months Ended
	Mar. 03, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Performance share units, outstanding, beginning of year		1,639,000	1,805,000
Granted		316,000	322,000
Cancelled		0	(100,000)
Settled for shares	(535,000)	(797,000)	(388,000)
Performance share units, outstanding, end of year		1,158,000	1,639,000